LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.  LONG-TERM INVESTMENTS

The breakdown of long-term investment is as follows:

	2023	2024
Financial instruments
At fair value through profit or loss:
Equity	7,537	7,797
Convertible bonds	491	377
At fair value through other comprehensive income:
Equity	25	27
Convertible bonds	—	24
	8,053	8,225
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	105	110
Others	4	—
	109	110
Total long-term investments	8,162	8,335

Investments in equity at fair value through profit or loss are long-term investments in the form of shares in various start-up companies engaged in information and technology. The Group does not have significant influence in these start-up companies.

Investments in equity at fair value through profit or loss include:

(i)	Telkomsel’s investment in PT GoTo Gojek Tokopedia Tbk. (“GOTO”)

As of December 31, 2023 dan 2024, Telkomsel assessed the fair value of the investment in GOTO using level 1 based on GOTO’s market value of Rp86 per share and Rp70 per share, respectively. The total unrealized loss from changes in fair value of Telkomsel’s investment in GOTO as of December 31, 2023 and 2024, amounted to Rp119 billion and Rp380 billion, respectively. These amounts were presented as unrealized loss on changes in fair value of investments in the consolidated statements of profit or loss.

(ii)	Investments by MDI in several start-up entities engaged in the information and technology sector

In 2023 and 2024, the additional investments by MDI amounted to Rp338 billion and Rp100 billion, respectively. The fair value of MDI's investments using level 3. The total unrealized gain (loss) from changes in fair value of MDI’s investments as of December 31, 2023 and 2024, amounted to (Rp 514 billion) and Rp483 billion, respectively. These amounts were presented as unrealized gain (loss) arising from changes in fair value of investments in the consolidated statements of profit or loss.

Detailed information regarding the level 1 and level 3 fair value measurement techniques is disclosed in Note 34.

Investments in convertible bonds at fair value through profit or loss represent long-term investments owned by Telkomsel and MDI in the form of convertible bonds in various start-up companies engaged in information and technology. These convertible bonds provide the holders with an option to convert the bonds into shares upon maturity, in accordance with the agreed terms and conditions. In the event that the conversion option is not exercised, the bondholders are entitled to receive the principal repayment of the bonds.

The unrecognized share in losses in other investments cumulatively as of December 31, 2022, 2023 and 2024 was amounting to Rp346 billion, Rp328 billion and Rp323 billion, respectively.